OTHER INCOME, BY FUNCTION	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [text block] [Abstract]
OTHER INCOME, BY FUNCTION

NOTE 28 - OTHER INCOME, BY FUNCTION

Other income, by function is as follows:

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Coalition and loyalty program Multiplus	-	36,172	126,443
Tours	22,499	96,997	108,448
Aircraft leasing	46,045	102,704	78,056
Customs and warehousing	25,138	29,353	26,667
Duty free	-	543	3,555
Maintenance	18,579	10,471	16,569
Income from non-airlines products Latam Pass	42,913	42,791	19,864
Other miscellaneous income (*)	255,828	41,833	93,156
Total	411,002	360,864	472,758

(*)	For 2020 included in this amount is ThUS$ 62,000 from compensation of the cancellation of the purchase of 4 A350 aircraft from Delta Air Lines Inc and ThUS$ 9,240 to the early return of leased aircraft from Qatar Airways and ThUS$ 132,467 corresponding to compensation of Delta Air Lines Inc from JBA signed in 2019.